Note 2 - Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Par value	Fair Value	Premium (Discount)
Assets
Cash	$302	$302	$—
Loans, held-for-investment, net	22,127	22,282	155
Preferred stock	40,000	40,400	400
Mortgage loans, held-for-investment, net	863,564	934,918	71,354
Accrued interest and dividends	3,616	3,616	—
Mortgage loans held in variable interest entities, at fair value	1,790,228	1,790,135	(93)
	$2,719,837	$2,791,653	$71,816

Liabilities
Credit facility	$788,764	$788,764	$—
Bridge facility	95,000	95,000	—
Bonds payable held in variable interest entities, at fair value	1,655,960	1,655,960	—
	$2,539,724	$2,539,724	$—

Total contributions	$180,113	$251,929	$71,816